Delaware Investments
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-99266
1940 Act File No. 811-4364

November 22, 2002

Filed via EDGAR (CIK #0000773675)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-99266
      VOYAGEUR INTERMEDIATE TAX-FREE FUNDS
      DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
      ______________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 33, the most recent Post-Effective Amendment of Voyageur Intermediate Tax-Free Funds. Post-Effective Amendment No. 33 was filed electronically with the Commission on November 18, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
_______________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary